CAPITAL STRUCTURE (Details) $ / shares in Units, $ in Thousands							3 Months Ended		12 Months Ended
	Jul. 22, 2022 USD ($) $ / shares	Nov. 29, 2021 shares	Nov. 06, 2021 USD ($)	Sep. 24, 2021 USD ($) Day shares	Jun. 11, 2021 USD ($) Day shares	Jul. 22, 2020 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Jun. 03, 2020 shares
Class of Warrant or Right [Line Items]
Common stock and preferred stock, shares authorized (in shares)							750,000,000		750,000,000			750,000,000
Common stock, shares authorized (in shares)							600,000,000	600,000,000	600,000,000	600,000,000		600,000,000
Preferred stock, shares authorized (in shares)							150,000,000	150,000,000	150,000,000	150,000,000		150,000,000
Common stock issued (in shares)						22,877,806
Proceeds from issuance of common stock | $	$ 263,100								$ 163,788	$ 0	$ 0
Revaluation of warrant liability | $									3,051	13,448	(3,339)
Warrant liability | $							$ 4,284	$ 7,335	4,284	7,335
Issuance of common stock for commitment shares | $					$ 2,600				$ 5,564	$ 0	$ 0
Registration Rights Agreement
Class of Warrant or Right [Line Items]
Maximum authorized amount | $			$ 300,000
Number of shares issued in transaction (in shares)					18,012,845				14,213,498
Percentage of volume weighted average price					97.00%
Number of consecutive trading days | Day					3
Sale of stock, consideration received on transaction | $									$ 163,800
Registered shares remaining in agreement (in shares)									3,643,644
Remaining commitment available | $									$ 136,200
Maximum allowable beneficial ownership (in percent)					4.99%
Registration Rights Agreement Shares Issued For Commitment Fee
Class of Warrant or Right [Line Items]
Number of shares issued in transaction (in shares)				252,040	155,703
Issuance of common stock for commitment shares | $				$ 2,900
Second Purchase Agreement
Class of Warrant or Right [Line Items]
Percentage of volume weighted average price				97.00%
Number of consecutive trading days | Day				3
Sale of stock, consideration received on transaction | $				$ 300,000					$ 300,000
Maximum allowable beneficial ownership (in percent)				4.99%
Purchase period				36 months
Second Purchase Agreement | Maximum
Class of Warrant or Right [Line Items]
Number of shares issued in transaction (in shares)		29,042,827
Warrants
Class of Warrant or Right [Line Items]
Number of shares called by each warrant (in shares)							1		1
Warrant exercise price per share (in dollars per share) | $ / shares							$ 11.50		$ 11.50
Warrant period following business combination									30 days
Public Warrant
Class of Warrant or Right [Line Items]
Proceeds from issuance of common stock | $							$ 1,500
Redemption price threshold (in usd per share) | $ / shares							$ 122,194		$ 122,194
Warrant redemption price per share (in dollars per share) | $ / shares	$ 0.01
Private Warrant
Class of Warrant or Right [Line Items]
Number of warrants exercised (in shares)								129,085
Warrants outstanding (in shares)								760,915		760,915